Expense Example {- Franklin DynaTech Fund} - Franklin Custodian Funds-31 - Franklin DynaTech Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 632
3 years	808
5 years	1,000
10 years	1,552
Class C
Expense Example:
1 year	263
3 years	507
5 years	875
10 years	1,911
Class R
Expense Example:
1 year	112
3 years	352
5 years	611
10 years	1,351
Class R6
Expense Example:
1 year	51
3 years	163
5 years	284
10 years	640
Advisor Class
Expense Example:
1 year	61
3 years	194
5 years	339
10 years	$ 761